Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,053	£ 3,988	£ 4,415
Issue of ordinary shares – share option schemes	9	7	9
Buyback of equity	347	204	304
Ending balance	£ 3,663	£ 4,053	£ 3,988
Beginning Balance	666,265	697,299
Issue of ordinary shares – share option schemes	1,447	955
Buyback of equity	(31,897)	(31,989)
Ending Balance	635,815	666,265	697,299
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,649	£ 2,642	£ 2,633
Issue of ordinary shares – share option schemes	9	7	9
Ending balance	2,658	2,649	2,642
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	166	174
Buyback of equity	(8)	(8)
Ending balance	£ 158	£ 166	£ 174